SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended									12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Oil and natural gas properties	Dec. 31, 2011 Oil and natural gas properties	Dec. 31, 2010 Oil and natural gas properties	Jun. 30, 2013 Prc Wiliston Llc [Member]	Dec. 31, 2012 Eureka Hunter Holdings, LLC	Dec. 31, 2012 Eureka Hunter Pipeline LLC [Member]	Dec. 31, 2012 Hunter Disposal LLC [Member]		Dec. 31, 2011 Hunter Disposal LLC [Member]	Feb. 17, 2012 Hunter Disposal LLC [Member]	Dec. 31, 2012 Eagle Ford Hunter	Dec. 31, 2011 Eagle Ford Hunter	Dec. 31, 2010 Eagle Ford Hunter	Apr. 13, 2013 Eagle Ford Hunter	Apr. 24, 2013 Subsequent event Eagle Ford Hunter	Dec. 31, 2012 Williston Basin [Member]	Dec. 31, 2010 Giddings Field [Member]	Dec. 31, 2012 Appalachian Region [Member]	Dec. 31, 2012 Eagle Ford Region [Member]
Summary of Significant Accounting Policies
Inventory, Drilling, Current and Noncurrent	$ 11,500,000	$ 4,300,000
Disposal Group, Including Discontinued Operation Consideration Transferred													9,300,000					422,100,000
Fair Value Inputs, Discount Rate	13.00%
Goodwill, Acquired During Period	30,600,000
Ownership Percentage Sold													100.00%				100.00%
Consolidated controlling interest (as a percent)							87.50%	61.00%
Consolidated entities ownership percentage in entity (as a percent)									100.00%
Mineral interests in properties:
Unproved leasehold costs				645,164,000	424,610,000
Proved leasehold costs				529,538,000	218,654,000
Wells and related equipment and facilities				652,188,000	349,533,000
Uncompleted wells, equipment and facilities				71,665,000	27,741,000
Advances to operators for wells in progress				9,563,000	4,437,000
Total costs				1,908,118,000	1,024,975,000
Less accumulated depreciation, depletion, and amortization				185,615,000	62,010,000
Net capitalized costs				1,722,503,000	962,965,000
Time period for capitalization of significant construction projects (more than six months)	6 months			6 months
Interest cost capitalized during period	4,400,000	0	0	4,400,000
Inventory, Net	9,162,000	4,534,000
Finite-Lived Intangible Asset, Useful Life	8 years 6 months 15 days
Income from discontinued operations, net of tax	(17,065,000)	(19,598,000)	5,942,000							2,639,000	[1]	1,935,000		(19,704,000)	(21,533,000)	85,000
Inventory, Drilling, Noncurrent	3,464,000
Energy Related Inventory	1,100,000	207,000
Results of Operations, Depreciation, Depletion, Amortization and Accretion	59,730,000	23,246,000	8,189,000	49,200,000	18,400,000	8,300,000
Leasehold impairments	41,595,000	0	0																35,000,000		5,200,000	1,400,000
Impairment of Proved Properties																			$ 3,600,000	$ 306,000

[1]	Year ended 2012 represents operations from January 1, 2012 through February 17, 2012, the date of sale.